Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financial assets:
Trading assets	¥ 3,169,123	¥ 3,776,671
Derivative financial instruments	3,885,271	4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Available-for-sale financial assets	20,122,616	17,900,518
Others	3,598,642	3,424,591
Total	186,103,276	185,338,868
Financial liabilities:
Trading liabilities	2,143,899	2,071,584
Derivative financial instruments	3,498,016	3,889,694
Others	6,691,042	7,201,137
Total	178,607,131	178,381,797
At fair value [member]
Financial assets:
Trading assets	3,169,123	3,776,671
Derivative financial instruments	3,886,964	4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Available-for-sale financial assets	20,231,498	17,900,518
Others	7,942	8,985
Total	28,843,199	27,349,249
Financial liabilities:
Trading liabilities	2,143,899	2,071,584
Derivative financial instruments	3,503,987	3,889,694
Others	7,492	23,251
Total	5,655,378	5,984,529
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	2,732,402	3,155,817
Derivative financial instruments	87,316	63,010
Financial assets at fair value through profit or loss	541	1,667
Available-for-sale financial assets	15,939,723	13,733,782
Total	18,759,982	16,954,276
Financial liabilities:
Trading liabilities	1,981,776	1,998,412
Derivative financial instruments	109,331	63,028
Total	2,091,107	2,061,440
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	436,721	620,854
Derivative financial instruments	3,793,087	3,996,890
Financial assets at fair value through profit or loss	1,518,931	1,571,087
Available-for-sale financial assets	3,447,269	3,329,958
Others	7,942	8,985
Total	9,203,950	9,527,774
Financial liabilities:
Trading liabilities	162,123	73,172
Derivative financial instruments	3,394,220	3,826,645
Others	6,659	23,554
Total	3,563,002	3,923,371
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	6,561	4,082
Financial assets at fair value through profit or loss	28,200	26,339
Available-for-sale financial assets	844,506	836,778
Total	879,267	867,199
Financial liabilities:
Derivative financial instruments	436	21
Others	833	(303)
Total	1,269	(282)
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	2,841,148	3,339,928
Financial assets at fair value through profit or loss	1,528,921	1,582,957
Available-for-sale financial assets	3,350,757	2,932,833
Financial liabilities:
Trading liabilities	2,008,711	2,038,330
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	2,424,460	2,734,340
Available-for-sale financial assets	700,500	466,901
Financial liabilities:
Trading liabilities	1,948,602	1,979,564
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	416,688	605,588
Financial assets at fair value through profit or loss	1,518,778	1,570,904
Available-for-sale financial assets	2,650,103	2,465,406
Financial liabilities:
Trading liabilities	60,109	58,766
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	10,143	12,053
Available-for-sale financial assets	154	526
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	327,975	436,743
Financial liabilities:
Trading liabilities	135,188	33,254
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	307,942	421,477
Financial liabilities:
Trading liabilities	33,174	18,848
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	20,033	15,266
Financial liabilities:
Trading liabilities	102,014	14,406
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,072,654	2,315,237
Financial liabilities:
Derivative financial instruments	1,978,433	2,205,604
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	38,760	27,121
Financial liabilities:
Derivative financial instruments	30,760	17,903
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,033,894	2,288,114
Financial liabilities:
Derivative financial instruments	1,947,673	2,187,701
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments		2
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,724,401	1,666,327
Financial liabilities:
Derivative financial instruments	1,406,792	1,588,044
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial liabilities:
Derivative financial instruments	19	19
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,724,387	1,666,305
Financial liabilities:
Derivative financial instruments	1,406,759	1,588,004
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	14	22
Financial liabilities:
Derivative financial instruments	14	21
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	71,344	60,395
Financial liabilities:
Derivative financial instruments	105,349	77,197
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	48,154	35,400
Financial liabilities:
Derivative financial instruments	78,088	44,593
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	21,310	23,668
Financial liabilities:
Derivative financial instruments	27,261	32,604
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,880	1,327
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	6,516	11,679
Financial liabilities:
Derivative financial instruments	4,948	10,491
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	402	489
Financial liabilities:
Derivative financial instruments	464	513
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	6,114	11,190
Financial liabilities:
Derivative financial instruments	4,484	9,978
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	12,049	10,344
Financial liabilities:
Derivative financial instruments	8,465	8,358
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	7,382	7,613
Financial liabilities:
Derivative financial instruments	8,043	8,358
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	4,667	2,731
Financial liabilities:
Derivative financial instruments	422
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	18,751	16,136
Available-for-sale financial assets	5,948,792	5,776,748
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	541	1,667
Available-for-sale financial assets	4,307,274	4,075,944
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	153	183
Available-for-sale financial assets	797,166	864,552
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	18,057	14,286
Available-for-sale financial assets	844,352	836,252
At fair value [member] | Japanese government bonds [member]
Financial assets:
Available-for-sale financial assets	7,685,303	5,722,674
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets	7,685,303	5,722,674
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Available-for-sale financial assets	3,246,646	3,468,263
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Available-for-sale financial assets	¥ 3,246,646	¥ 3,468,263